Long-Term Rental Prepayment (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 29, 2019	Mar. 31, 2019	Mar. 31, 2018
Long-Term Rental Prepayment (Textual)
Long-term rental prepayment		$ 871
Konig Company [Member]
Long-Term Rental Prepayment (Textual)
Rental agreement, description		Kayser Myanmar has paid Konig Company $950 as prepaid rent under the lease, approximately 12 years of rental payments. Rental prepayment for $79 has been classified as current portion, which is expected to be utilized within twelve months.
Prepaid rent		$ 950
Long-term rental prepayment		$ 871
Rental Agreement [Member]
Long-Term Rental Prepayment (Textual)
Rental agreement, description	Company have entered into a 50-year rental agreement for a manufacturing complex in Yangon, Myanmar (the "New Facility").
Kayser Myanmar [Member]
Long-Term Rental Prepayment (Textual)
Non-controlling interest		16.00%
Rental agreement, description		The lease for the New Facility has a term of 50 years, Kayser Myanmar has the option to extend the lease term for two consecutive 10-year terms on the same terms and conditions as in effect for the initial 50-year period.
Monthly lease payment		$ 65
Kayser Myanmar [Member] | Myanmar Kyat [Member]
Long-Term Rental Prepayment (Textual)
Monthly lease payment		$ 10,000